Debt due within one year	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Debt due within one year	Debt due within one year

For the year ended December 31	Note	Weighted average interest rate at December 31, 2025	2025	2024
Notes payable (1)	30	2.40%	2,566	2,203
Loans secured by receivables (2)	30	3.29%	1,594	1,600
Supplier finance arrangements due within one year	26	4.00%	70	73
Long-term debt due within one year (3)	26	4.10%	1,925	3,793
Total debt due within one year			6,155	7,669
(1)Includes commercial paper of $1,861 million in U.S. dollars ($2,550 million in Canadian dollars) and $1,522 million in U.S. dollars ($2,190 million in Canadian dollars) as at December 31, 2025 and December 31, 2024, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations with forward currency contracts. See Note 30, Financial and capital management, for additional details.
(2)Loans secured by receivables totaled $1,163 million in U.S. dollars ($1,594 million in Canadian dollars) and $1,112 million in U.S. dollars ($1,600 million in Canadian dollars) as at December 31, 2025 and December 31, 2024, respectively, and have been hedged for foreign currency fluctuations with forward currency contracts. See Note 30, Financial and capital management, for additional details.
(3)Included in long-term debt due within one year is the current portion of lease liabilities of $933 million and $1,088 million as at December 31, 2025 and December 31, 2024, respectively.
Securitized receivables
Our securitized receivables program is recorded as floating rate revolving loans secured by certain receivables. The securitization program includes a financing cost that varies based on our performance of certain sustainability performance targets.
The following table provides further details on our securitized receivables program during 2025 and 2024.

For the year ended December 31	2025	2024
Average interest rate throughout the year	3.78%	5.50%
Securitized receivables	3,470	3,405
Maximum amount available under our securitization program	2,300	2,300
We continue to service trade receivables and wireless device financing plan receivables under the securitization program, which matures in June 2027 unless terminated prior to maturity. The lenders' interest in the collection of these receivables ranks ahead of our interests, which means that we are exposed to certain risks of default on the amounts securitized.
We have provided various credit enhancements in the form of overcollateralization and subordination of our retained interests.
The lenders have no further claim on our other assets if customers do not pay the amounts owed.
Credit facilities
Bell Canada may issue notes under its Canadian and U.S. commercial paper programs up to the maximum aggregate principal amount of $3.0 billion in either Canadian or U.S. currency provided that at no time shall such maximum amount of notes exceed $3.5 billion in Canadian currency.
On September 23, 2025, Bell Canada entered into a $500 million in U.S. dollars ($692 million in Canadian dollars) unsecured term loan agreement to finance certain transactions in the U.S. On September 26, 2025, $500 million in U.S. dollars ($697 million in Canadian dollars) was drawn under this loan agreement. The term loan is repayable at maturity in September 2032. The loan agreement has been designated as a net investment hedge of Bell Canada’s investment in Ziply Fiber. See Note 30, Financial and capital management, for additional details.
On April 14, 2025, Bell Canada entered into a $700 million in U.S. dollars ($972 million in Canadian dollars) unsecured committed term loan agreement to finance certain purchase obligations. A first loan advance in the amount of $228 million in U.S. dollars ($315 million in Canadian dollars) was made on April 29, 2025. On August 19, 2025, a second loan advance in the amount of $148 million in U.S. dollars ($206 million in Canadian dollars) was made. On November 4, 2025, a third loan advance in the amount of $111 million in U.S. dollars ($157 million in Canadian dollars) was made. Subsequent to year end, on January 28, 2026, a fourth loan advance of $102 million in U.S. dollars ($139 million in Canadian dollars) was made. The term loans are repayable in multiple periodic installments between July 2026 until maturity of the credit facility in April 2029. The loan advances have been hedged for foreign currency fluctuations.
On November 1, 2024, Bell Canada entered into a commitment letter (Commitment Letter) for a $3,700 million unsecured term loan facility (Ziply Term Facility) denominated in U.S. dollars ($5,048 million in Canadian dollars) that was available to be drawn to finance the acquisition of Ziply Fiber. In Q1 2025 and pursuant to the terms and conditions of the Commitment Letter, Bell Canada made reductions of $965 million in U.S. dollars ($1,387 million in Canadian dollars) in the aggregate amount of the Commitment Letter. On April 15, 2025, Bell Canada made further reductions of $225 million in U.S. dollars ($314 million in Canadian dollars) in the aggregate amount of the Commitment Letter. On July 2, 2025, Bell Canada terminated the Ziply Term Facility and canceled the remaining $2,510 million in U.S. dollars ($3,419 million in Canadian dollars) in the aggregate amount of the Commitment Letter as a result of the completion of the previously announced disposition of its minority stake in MLSE.
The table below is a summary of our total bank credit facilities at December 31, 2025.

	Total available	Drawn	Letters of credit	Commercial paper outstanding	Net available
Committed credit facilities
Unsecured revolving and expansion credit facilities (1) (2)	4,000	—	—	2,550	1,450
Unsecured committed term loan facility	960	668	—	—	292
Unsecured term loan facility	686	686	—	—	—
Unsecured non-revolving credit facilities	641	55	—	—	586
Other	106	—	71	—	35
Total committed credit facilities	6,393	1,409	71	2,550	2,363
Non-committed credit facilities
Bell Canada	1,840	—	604	—	1,236
Total non-committed credit facilities	1,840	—	604	—	1,236
Total committed and non-committed credit facilities	8,233	1,409	675	2,550	3,599
(1)Bell Canada’s $2.7 billion committed revolving credit facility expires in December 2030 and its $1.3 billion committed expansion credit facility expires in December 2028.
(2)As of December 31, 2025, Bell Canada’s outstanding commercial paper included $1,861 million in U.S. dollars ($2,550 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in Debt due within one year.
Restrictions
Some of our credit agreements:
•require us to meet specific financial ratios
•require us to offer to repay and cancel the credit agreement upon a change of control of BCE or Bell Canada
We are in compliance with all conditions and restrictions under such credit agreements.
Long-term debt

For the year ended December 31	Note	Weighted average interest rate at December 31, 2025	Maturity	2025	2024
Debt securities
1997 trust indenture (1)		4.42%	2026-2055	17,502	20,273
1976 trust indenture		9.38%	2027-2054	975	975
2016 U.S. trust indenture (2)		4.37%	2032-2054	7,840	9,445
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
2025 Canadian trust indenture (subordinated)		5.63%	2055	1,250	—
2025 U.S. trust indenture (subordinated) (3)		6.94%	2055	3,088	—
Lease liabilities		4.24%	2026-2069	4,309	4,591
Bell Mobility trade loan (4)				—	863
Unsecured committed term loan facility (5)		4.40%	2026-2029	668	—
Unsecured term loan facility (6)		5.38%	2032	686	—
Supplier finance arrangements		4.00%	2026-2030	165	197
Other				312	243
Total debt				37,070	36,862
Net unamortized discount				(8)	(29)
Unamortized debt issuance costs				(163)	(132)
Less amounts due within one year:
Supplier finance arrangements	25			(70)	(73)
Long-term debt	25			(1,925)	(3,793)
Total long-term debt				34,904	32,835
(1)At December 31, 2025 and 2024, $1,995 million and $1,300 million, respectively, have been swapped from fixed to floating using interest rate swaps. As at December 31, 2025 and 2024, $525 million has been swapped from fixed to floating with forward interest rate swaps starting in 2028. See Note 30, Financial and capital management, for additional details.
(2)At December 31, 2025 and 2024, notes issued under the 2016 U.S. trust indenture totaled $5,706 million and $6,550 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations with cross currency interest rate swaps. See Note 30, Financial and capital management, for additional details.
(3)At December 31, 2025, notes issued under the 2025 U.S. trust indenture (subordinated) totaled $2,250 million in U.S. dollars, and have been hedged for foreign currency and interest rate fluctuations with foreign exchange swaps, interest rate swaps and cross currency interest rate swaps. See Note 30, Financial and capital management, for additional details.
(4)In 2025, Bell Mobility Inc. (Bell Mobility) early redeemed the $600 million in U.S. dollars loan incurred under the Bell Mobility trade loan agreement. The loan agreement had been hedged for foreign currency fluctuations. See Note 30, Financial and capital management, for additional details.
(5)At December 31, 2025, loans incurred under the unsecured committed term loan facility totaled $487 million in U.S. dollars and have been hedged for foreign currency fluctuations with cross currency swaps. See Note 30, Financial and capital management, for additional details.
(6)At December 31, 2025, loans incurred under the unsecured term loan facility totaled $500 million in U.S. dollars to partially hedge the U.S. currency exposure related to our net investment in Ziply Fiber. See Note 30, Financial and capital management, for additional details.
Bell Canada's debt securities have been issued in Canadian dollars with the exception of debt securities issued under the 2016 U.S. trust indenture and 2025 U.S. trust indenture (subordinated), which have been issued in U.S. dollars. All debt securities were issued at a fixed interest rate. We have entered into interest rate and cross currency interest rate derivatives to manage interest rate risk as disclosed in Note 30, Financial and capital management.
Supplier finance arrangements
Supplier finance arrangements are agreements whereby a finance provider pays amounts to a participating supplier in respect of invoices owed by BCE and receives the settlement from BCE at a later date. These arrangements have an average term of 5 years, whereas comparable trade payables would have payment terms between 30 and 60 days.
Restrictions
Some of our debt agreements:
•impose covenants and new issue tests
•require us to make an offer to repurchase certain series of debt securities upon the occurrence of a change of control event as defined in the relevant debt agreements
We are in compliance with all conditions and restrictions under such debt agreements.
All outstanding debt securities have been issued under trust indentures, are unsecured and have been guaranteed by BCE. All debt securities have been issued in series and certain series are redeemable at Bell Canada’s option prior to maturity at the prices, times and conditions specified for each series.
2025
On December 8, 2025, Bell Canada redeemed, prior to maturity, all of its 3.55% Series M-41 medium-term note (MTN) debentures, that had an outstanding principal amount of $750 million, for an aggregate purchase price of $750 million. We recognized early debt redemption costs of $1 million, which were recorded in Other income (expense) in the income statements, primarily due to losses on terminated bond locks.
On August 28, 2025, Bell Canada redeemed, prior to maturity, all of the Secured Fiber Network Revenue Term Notes (Term Notes) originally issued by Ziply Fiber, that had an outstanding principal amount of $1,594 million in U.S. dollars ($2,192 million in Canadian dollars), for an aggregate purchase price of $1,672 million in U.S. dollars ($2,300 million in Canadian dollars). We recognized early debt redemption costs of $109 million, which were recorded in Other income (expense) in the income statements and which included adjustments to the provisional estimates of the fair value assigned to the Term Notes. See Note 4, Business acquisitions and disposition, for additional details.
On August 20, 2025, Bell Canada redeemed, prior to maturity, all of the Secured Fiber Network Revenue Funding Notes (Funding Notes) originally issued by Ziply Fiber, that had an outstanding principal amount of $367 million in U.S. dollars ($509 million in Canadian dollars), for an aggregate purchase price of $367 million in U.S. dollars ($509 million in Canadian dollars).
On August 19, 2025, Bell Canada repurchased, in the open market, a principal amount of $7 million of its 4.05% Series M-55 MTN debentures, that had an outstanding principal amount of $90 million, which mature on March 17, 2051, for a cash purchase price of $6 million. We recognized early debt redemption gains of $1 million, which were recorded in Other income (expense) in the income statements, primarily due to the fair value discount, offset by recognition of unamortized debt issue costs related to these debt securities.
On August 14, 2025, Bell Canada issued, under its 1997 trust indenture:
•3.65% Series M-64 MTN debentures, with a principal amount of $400 million, which mature on August 14, 2029
•4.30% Series M-65 MTN debentures, with a principal amount of $500 million, which mature on March 14, 2033
•4.70% Series M-66 MTN debentures, with a principal amount of $600 million, which mature on March 14, 2036
•5.25% Series M-67 MTN debentures, with a principal amount of $500 million, which mature on August 14, 2055
As a result of the acquisition of Ziply Fiber on August 1, 2025, Bell Canada assumed Ziply Fiber's outstanding debt of $1.94 billion in U.S. dollars ($2.68 billion in Canadian dollars).
On June 30, 2025, Bell Mobility early redeemed the $600 million in U.S. dollars ($819 million in Canadian dollars) loan incurred under the Bell Mobility trade loan agreement. The loan agreement had been hedged for foreign currency fluctuations. See Note 30, Financial and capital management, for additional details.
On June 12, 2025, Bell Canada repurchased, pursuant to tender offers:
•a principal amount of $105 million of its 4.35% Series M-39 MTN debentures, that had an outstanding principal amount of $500 million, which mature on December 18, 2045
•a principal amount of $100 million of its 4.45% Series M-45 MTN debentures, that had an outstanding principal amount of $500 million, which mature on February 27, 2047
•a principal amount of $35 million of its 3.50% Series M-51 MTN debentures, that had an outstanding principal amount of $119 million, which mature on September 30, 2050
•a principal amount of $460 million of its 4.05% Series M-55 MTN debentures, that had an outstanding principal amount of $550 million, which mature on March 17, 2051 for an aggregate cash purchase price of $602 million.
As a result of these cash tender offers, in Q2 2025, we recognized early debt redemption gains of $91 million, which were recorded in Other income (expense) in the income statements, primarily due to the fair value discount, offset by recognition of unamortized debt issue costs related to these debt securities.
On March 27, 2025, Bell Canada repurchased, pursuant to tender offers:
•a principal amount of $174 million in U.S. dollars ($249 million in Canadian dollars) of its 4.300% Series US-2 Notes, that had an outstanding principal amount of $600 million in U.S. dollars ($856 million in Canadian dollars), which mature on July 29, 2049
•a principal amount of $79 million in U.S. dollars ($112 million in Canadian dollars) of its 3.650% Series US-4 Notes, that had an outstanding principal amount of $500 million in U.S. dollars ($713 million in Canadian dollars), which mature on March 17, 2051
•a principal amount of $183 million in U.S. dollars ($261 million in Canadian dollars) of its 2.150% Series US-5 Notes, that had an outstanding principal amount of $600 million in U.S. dollars ($856 million in Canadian dollars), which mature on February 15, 2032
•a principal amount of $191 million in U.S. dollars ($273 million in Canadian dollars) of its 3.200% Series US-6 Notes, that had an outstanding principal amount of $650 million in U.S. dollars ($927 million in Canadian dollars), which mature on February 15, 2052
•a principal amount of $217 million in U.S. dollars ($310 million in Canadian dollars) of its 3.650% Series US-7 Notes, that had an outstanding principal amount of $750 million in U.S. dollars ($1,070 million in Canadian dollars), which mature on August 15, 2052 for an aggregate cash purchase price of $633 million in U.S. dollars ($903 million in Canadian dollars).
In addition, on the same date, Bell Canada repurchased, pursuant to a tender offer, a principal amount of $1,131 million of its 3.50% Series M-51 MTN debentures, that had an outstanding principal amount of $1,250 million, which mature on September 30, 2050, for a cash purchase price of $896 million.
As a result of these cash tender offers, in Q1 2025, we recognized early debt redemption gains of $266 million, which were recorded in Other income (expense) in the income statements, primarily due to the fair value discount, offset by recognition of unamortized debt issue costs related to these debt securities and losses on terminated cross currency interest rate swaps.
On March 27, 2025, Bell Canada issued, under its Canadian subordinated trust indenture dated as of March 27, 2025 as supplemented and amended from time to time (2025 Canadian Subordinated Indenture), Fixed-to-Fixed Rate Junior Subordinated Notes, Series C (Series C Notes) with a principal amount of $1,250 million, which initially bear interest at an annual rate of 5.625% and reset every five years starting on March 27, 2030 at an annual rate equal to the five-year Government of Canada yield plus a spread of 2.950%, provided that the interest rate during any five-year interest period will not reset below 5.625%, which mature on March 27, 2055. Bell Canada may redeem the Series C Notes, in whole or in part, at a redemption price equal to 100% of the principal amount commencing on the applicable first reset date.
On February 18, 2025, Bell Canada issued, under its U.S. subordinated trust indenture dated as of February 18, 2025 as supplemented and amended from time to time (2025 U.S. Subordinated Indenture), Fixed-to-Fixed Rate Junior Subordinated Notes, Series A (Series A Notes), with a principal amount of $1,000 million in U.S. dollars ($1,416 million in Canadian dollars), which initially bear interest at an annual rate of 6.875% and reset every five years starting on September 15, 2030 at an annual rate equal to the five-year U.S. Treasury rate plus a spread of 2.390%, provided that the interest rate during any five-year interest period will not reset below 6.875%, which mature on September 15, 2055. Additionally, on the same date, Bell Canada issued, under its 2025 U.S. Subordinated Indenture, Fixed-to-Fixed Rate Junior Subordinated Notes, Series B (Series B Notes), with a principal amount of $1,250 million in U.S. dollars ($1,771 million in Canadian dollars), which initially bear interest at an annual rate of 7.000% and reset every five years starting on September 15, 2035 at an annual rate equal to the five-year U.S. Treasury rate plus a spread of 2.363%, provided that the interest rate during any five-year interest period will not reset below 7.000%, which mature on September 15, 2055. Bell Canada may redeem either of the Series A Notes or Series B Notes, in whole or in part, at a redemption price equal to 100% of the principal amount commencing on the applicable first reset dates. The Series A Notes and Series B Notes have been hedged for foreign currency and interest rate fluctuations with foreign exchange swaps having maturity dates in 2025, interest rate swaps having maturity dates in 2030 and 2035 and cross currency interest rate swaps having maturity dates in 2030 and 2035. See Note 30, Financial and capital management, for additional details.
The Series M-64, M-65, M-66, M-67 MTN debentures and the Series A Notes, Series B Notes and Series C Notes are fully and unconditionally guaranteed by BCE.
Subsequent to year end, on February 12, 2026, Bell Canada issued, under its 2025 Canadian Subordinated Indenture, Fixed-to-Fixed Rate Junior Subordinated Notes, Series D (Series D Notes), with a principal amount of $750 million, which initially bear interest at an annual rate of 5.375% and reset every five years starting on May 12, 2031 at an annual rate equal to the five-year Government of Canada yield plus a spread of 2.388%, provided that the interest rate during any five-year interest period will not reset below 5.375%, which mature on May 12, 2056. Additionally, on the same date, Bell Canada issued, under its 2025 Canadian Subordinated Indenture, Fixed-to-Fixed Rate Junior Subordinated Notes, Series E (Series E Notes), with a principal amount of $750 million, which initially bear interest at an annual rate of 5.875% and reset every five years starting on May 12, 2036 at an annual rate equal to the five-year Government of Canada yield plus a spread of 2.440%, provided that the interest rate during any five-year interest period will not reset below 5.875%, which mature on May 12, 2056. Bell Canada may redeem either of the Series D Notes or Series E Notes, in whole or in part, at a redemption price equal to 100% of the principal amount commencing on the applicable first reset dates.
2024
On May 24, 2024, Bell Canada issued, under its 1997 trust indenture, 5.60% Series M-61 MTN debentures, with a principal amount of $400 million, which mature on August 11, 2053. The Series M-61 debentures were issued pursuant to a re-opening of an existing series of MTN debentures. Additionally, on the same date, Bell Canada issued, under its 1997 trust indenture, 5.15% Series M-63 MTN debentures, with a principal amount of $1.1 billion, which mature on August 24, 2034.
On February 15, 2024, Bell Canada issued, under its 2016 trust indenture, 5.200% Series US-9 Notes, with a principal amount of $700 million in U.S. dollars ($942 million in Canadian dollars), which mature on February 15, 2034. The Series US-9 Notes have been hedged for foreign currency fluctuations through cross currency interest rate swaps. Additionally, on the same date, Bell Canada issued, under its 2016 trust indenture, 5.550% Series US-10 Notes, with a principal amount of $750 million in U.S. dollars ($1,009 million in Canadian dollars), which mature on February 15, 2054. The Series US-10 Notes have been hedged for foreign currency fluctuations with cross currency interest rate swaps. See Note 30, Financial and capital management, for additional details.
The Series M-61 and M-63 MTN debentures and the Series US-9 and US-10 Notes are fully and unconditionally guaranteed by BCE.